CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue
Revenue	$ 12,449,705	$ 9,955,190	$ 4,375,664
Cost of revenue
Cost of revenue	(7,264,428)	(6,059,455)	(3,026,759)
Gross profit	5,185,277	3,895,735	1,348,905
Operating income (expenses)
Other operating income	279,184	287,946	189,645
Sales and marketing expenses	(3,269,223)	(3,829,743)	(1,830,875)
General and administrative expenses	(1,437,612)	(987,868)	(599,706)
Provision for credit losses	(513,690)	(117,427)	(57,509)
Research and development expenses	(1,376,501)	(831,703)	(353,785)
Impairment of goodwill	(354,943)	0	0
Total operating expenses	(6,672,785)	(5,478,795)	(2,652,230)
Operating loss	(1,487,508)	(1,583,060)	(1,303,325)
Interest income	115,515	36,082	24,804
Interest expense	(45,396)	(136,876)	(123,843)
Net investment loss	(207,331)	(43,502)	(17,820)
Net (loss) gain on debt extinguishment	199,697	(2,069)	(24,400)
Changes in fair value of convertible notes	0	0	(87)
Foreign exchange (loss) gain	(75,510)	14,241	(38,567)
Loss before income tax and share of results of equity investees	(1,500,533)	(1,715,184)	(1,483,238)
Income tax expense	(168,395)	(332,865)	(141,640)
Share of results of equity investees	11,156	5,019	721
Net loss	(1,657,772)	(2,043,030)	(1,624,157)
Net loss (income) attributable to non-controlling interests	6,351	(3,729)	6,101
Net loss attributable to Sea Limited's ordinary shareholders	$ (1,651,421)	$ (2,046,759)	$ (1,618,056)
Loss per share:
Basic (in dollars per share)	$ (2.96)	$ (3.84)	$ (3.39)
Diluted (in dollars per share)	$ (2.96)	$ (3.84)	$ (3.39)
Weighted average shares used in loss per share computation:
Basic (in shares)	558,119,948	532,705,796	477,264,888
Diluted (in shares)	558,119,948	532,705,796	477,264,888
Digital Entertainment [Member]
Revenue
Revenue	$ 3,877,163	$ 4,320,013	$ 2,015,972
Cost of revenue
Cost of revenue	(1,077,017)	(1,230,082)	(702,329)
E-Commerce and Other Services [Member]
Revenue
Revenue	7,463,173	4,564,617	1,777,330
Cost of revenue
Cost of revenue	(5,194,065)	(3,825,826)	(1,743,773)
Sales of Goods [Member]
Revenue
Revenue	1,109,369	1,070,560	582,362
Cost of revenue
Cost of revenue	$ (993,346)	$ (1,003,547)	$ (580,657)